Cover	Nov. 02, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2022
Entity File Number	001-39418
Entity Registrant Name	POLISHED.COM INC.
Entity Central Index Key	0001810140
Entity Tax Identification Number	83-3713938
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1870 Bath Avenue
Entity Address, City or Town	Brooklyn
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11214
City Area Code	(800)
Local Phone Number	299-9470
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	POL
Security Exchange Name	NYSEAMER
Warrants to Purchase Common Stock
Title of 12(b) Security	Warrants to Purchase Common Stock
Trading Symbol	POL WS
Security Exchange Name	NYSEAMER